Offerings	Jun. 18, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 950,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 131,195.00
Offering Note	1 An unspecified number of securities is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Common Stock is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Common Stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed $1,000,000,000. In accordance with Rule 457(o) under the Securities Act of 1933, as amended, the filing fee is calculated and being paid based on the maximum aggregate offering price pursuant to the registration statement.
Offering: 10
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Maximum Aggregate Offering Price	$ 50,000,000.00
Amount of Registration Fee	$ 7,655.00
Offering Note	2 On August 25, 2025, the registrant initially filed this registration statement on Form S-3ASR (File No. 333-289830) registering, among other securities, the issuance of up to $50,000,000 of Common Stock in an at the market offering ("ATM Offering"). The registration fee associated with the ATM Offering was $7,655. The amount of unused registration fee paid in connection with the ATM Offering will be applied to the registrant's total registration fee under this Post-Effective Amendment No. 1.